Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations
Business Combinations:
In November 2011, we completed a transaction to purchase substantially all of the assets of Drake Center's two rehabilitation-focused patient care units located in Cincinnati, Ohio and sublease space for the operation of a 40-bed inpatient rehabilitation hospital that is fully owned and operated by HealthSouth. HealthSouth Rehabilitation Hospital at Drake remained on Drake's campus and began accepting patients in mid-December 2011. This transaction was not material to our financial position, results of operations, or cash flows. As a result of this transaction, goodwill increased by $1.4 million. The acquisition was funded with available cash.
During 2010, we completed three separate transactions to acquire the assets and operations of two inpatient rehabilitation hospitals and the operations of one inpatient rehabilitation unit for total consideration of $43.2 million. Each transaction was individually immaterial to our financial position, results of operations, and cash flows. As a result of these transactions, goodwill increased by $12.6 million during 2010. A brief description of each transaction is as follows:

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On June 1, 2010, we acquired 100% of the assets and operations of Desert Canyon Rehabilitation Hospital (“Desert Canyon”), a 50-bed inpatient rehabilitation hospital located in southwest Las Vegas, Nevada. This acquisition was funded with available cash.

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On September 20, 2010, we acquired 100% of the assets and operations of Sugar Land Rehabilitation Hospital (“Sugar Land”), a 50-bed inpatient rehabilitation hospital located in southwest Houston, Texas. This acquisition was funded with available cash.

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On September 30, 2010, we finalized our acquisition of 100% of the operations of a 30-bed inpatient rehabilitation unit in Ft. Smith, Arkansas (“Ft. Smith”). This acquisition was funded with $1.2 million of available cash at closing, with the remainder being paid over six years. The operations of this unit were relocated to, and consolidated with, HealthSouth Rehabilitation Hospital of Ft. Smith.

These acquisitions were made to enhance our position and ability to provide inpatient rehabilitative services to patients in the respective areas. All of the goodwill resulting from these transactions is deductible for federal income tax purposes. The goodwill reflects our expectations of the synergistic benefits of being able to leverage operational efficiencies with favorable growth opportunities based on positive demographic trends in these markets.
We accounted for these acquisitions under the acquisition method of accounting and reported the results of operations of the acquired hospitals from their respective dates of acquisition. Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition dates. The fair values of identifiable intangible assets were based on valuations using the income approach based on management’s estimates of future operating results and cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions. The excess of purchase price over the acquired assets and assumed liabilities was recorded as goodwill.
The allocation of each purchase price was based upon the fair values of assets acquired and liabilities assumed. The following table summarizes the allocation of the aggregate purchase price as of the acquisition dates for the above mentioned acquisitions that occurred in 2010 (in millions):

Property and equipment, net	$17.6
Identifiable intangible assets:
Noncompete agreements (useful lives range from 16 months to 6 years)	11.4
Tradenames (useful lives are 10 years)	1.2
Licenses (useful lives are 20 years)	0.4
Goodwill	12.6
Total assets acquired	43.2
Total current liabilities assumed	(0.7)
Total allocation of purchase price consideration	$42.5

The Company’s reported Net operating revenues and Net income for the year ended December 31, 2010 include operating results for Ft. Smith from October 1, 2010 through December 31, 2010, Sugar Land from September 20, 2010 through December 31, 2010, and Desert Canyon from June 1, 2010 through December 31, 2010. The following table summarizes the aggregate results of operations of the above mentioned transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2009 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2010(a)	$10.1	$0.4
Combined entity: Supplemental pro forma from 1/01/2010-12/31/2010 (unaudited)	1,896.1	902.7
Combined entity: Supplemental pro forma from 1/01/2009-12/31/2009 (unaudited)	1,817.1	100.2

(a)
The Ft. Smith acquisition discussed above represents a market consolidation transaction, as we relocated the operations of this unit to, and consolidated it with, HealthSouth Rehabilitation Hospital of Ft. Smith. Because it is difficult to determine, with precision, the incremental impact of market consolidation transactions on our results of operations, the results of ongoing operations for Ft. Smith from its acquisition date to December 31, 2010 have been excluded from this line.